NET LOSS PER SHARE OF COMMON STOCK (Details - Dilutive securities) - shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	10,840,985	434,362
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	10,666,674	219,910
Restricted Stock Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	4,853	43,276
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	169,458	171,176